LONG-TERM LOANS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LONG-TERM LOANS
Principal amount		¥ 90,000
Shanghai 360 Changfeng Technology, Co.,Ltd., | Mortgage Loan Agreement
LONG-TERM LOANS
Principal amount	¥ 1,000,000
Tenure	25 years
Interest rate basis points	1.36%
Balance of used mortgage loan	¥ 1,000,000
Shanghai 360 Changfeng Technology, Co.,Ltd., | Mortgage Loan Agreement | Other long-term liabilities
LONG-TERM LOANS
Balance of used mortgage loan		¥ 4,193